Mortgage and Other Indebtedness	12 Months Ended
Dec. 31, 2012
Debt Disclosure [Abstract]
Mortgage and Other Indebtedness
MORTGAGE AND OTHER INDEBTEDNESS

Mortgage and other indebtedness consisted of the following:

	December 31, 2012		December 31, 2011
	Amount	Weighted Average Interest Rate (1)	Amount	Weighted Average Interest Rate (1)
Fixed-rate debt:
Non-recourse loans on operating properties (2)	$3,776,245	5.43%	$3,637,979	5.55%
Recourse term loans on operating properties	—	—%	77,112	5.89%
Financing method obligation (3)	18,264		18,264
Total fixed-rate debt	3,794,509	5.43%	3,733,355	5.54%
Variable-rate debt:
Non-recourse term loans on operating properties	123,875	3.36%	168,750	3.03%
Recourse term loans on operating properties	97,682	1.78%	124,439	2.29%
Construction loans	15,366	2.96%	25,921	3.25%
Unsecured lines of credit (4)	475,626	2.07%	—	—%
Secured lines of credit	10,625	2.46%	27,300	3.03%
Unsecured term loans	228,000	1.82%	409,590	1.67%
Total variable-rate debt	951,174	2.20%	756,000	2.18%
Total	$4,745,683	4.79%	$4,489,355	4.99%

(1)	Weighted-average interest rate includes the effect of debt premiums (discounts), but excludes amortization of deferred financing costs.

(2)
The Company had four interest rate swaps on notional amounts totaling $113,885 as of December 31, 2012 and $117,700 as of December 31, 2011 related to its variable-rate loans on operating Properties to effectively fix the interest rates on the respective loans.  Therefore, these amounts are reflected in fixed-rate debt at December 31, 2012 and 2011.

(3)
This amount represents the noncontrolling partner's equity contribution related to Pearland Town Center that is accounted for as a financing due to certain terms of the CBL/T-C joint venture agreement. See Note 5 for further information.

(4)	The Company converted two of its credit facilities from secured facilities to unsecured facilities in November 2012.

Non-recourse and recourse term loans include loans that are secured by Properties owned by the Company that have a net carrying value of $4,653,227 at December 31, 2012.

Unsecured Lines of Credit

In November 2012, the Company closed on the modification and extension of its $525,000 and $520,000 secured credit facilities. Under the terms of the agreements, of which Wells Fargo Bank NA serves as the administrative agent for the lender groups, the two secured credit facilities were converted to two unsecured credit facilities ("Facility A" and "Facility B") with an increase in capacity on each to $600,000 for a total capacity of $1,200,000. The Company paid aggregate fees of approximately $4,259 in connection with the extension and modification of the facilities. Facility A matures in November 2015 and has a one-year extension option for an outside maturity date of November 2016. Facility B matures in November 2016 and has a one-year extension option for an outside maturity date of November 2017. The extension options on both facilities are at the Company's election, subject to continued compliance with the terms of the facilities, and have a one-time extension fee of 0.20% of the commitment amount of each credit facility. Both unsecured facilities bear interest at an annual rate equal to one-month, three-month, or six-month LIBOR plus a range of 155 to 210 basis points based on the Company's leverage ratio. The Company also pays annual unused facility fees, on a quarterly basis, at rates of either 0.25% or 0.35% based on any unused commitment of each facility. In the event the Company obtains an investment grade rating by either Standard & Poor's or Moody's, the Company may make a one-time irrevocable election to use its credit rating to determine the interest rate on each facility. If the Company were to make such an election, the interest rate on each facility would bear interest at an annual rate equal to one-month, three-month, or six-month LIBOR plus a spread of 100 to 175 basis points. Once the Company elects to use its credit rating to determine the interest rate on each facility, it will begin to pay an annual facility fee that ranges from 0.15% to 0.35% of the total capacity of each facility rather than the annual unused commitment fees as described above. The Company uses its lines of credit for mortgage retirement, working capital, construction and acquisition purposes, as well as issuances of letters of credit. The two unsecured lines of credit had a weighted average interest rate of 2.07% at December 31, 2012. The following summarizes certain information about the unsecured lines of credit as of December 31, 2012:

	Total Capacity	Total Outstanding		Maturity Date	Extended Maturity Date
Facility A	600,000	300,297	(1)	November 2015	November 2016
Facility B	600,000	175,329		November 2016	November 2017
	$1,200,000	$475,626

(1)	There was an additional $601 outstanding on this facility as of December 31, 2012 for letters of credit. Up to $50,000 of the capacity on this facility can be used for letters of credit.

Secured Line of Credit

In June 2012, the Company closed on the extension and modification of its $105,000 secured credit facility. The facility's maturity date was extended to June 2015 and has a one-year extension option, which is at the Company's election and subject to continued compliance with the terms of the facility, for an outside maturity date of June 2016. The facility bears interest at an annual rate equal to one-month LIBOR plus a margin of 175 to 275 basis points based on the Company's leverage ratio. The line is secured by mortgages on certain of the Company’s operating Properties and is used for mortgage retirement, working capital, construction and acquisition purposes. The secured line of credit had a weighted average interest rate of 2.46% at December 31, 2012. The Company also pays a non-usage fee based on the amount of unused availability under its secured line of credit at 0.15% of unused availability. The $105,000 secured credit facility had $10,625 outstanding at December 31, 2012.

The secured line of credit is collateralized by six of the Company’s Properties, or certain parcels thereof, which had an aggregate net carrying value of $130,786 at December 31, 2012.

See Note 20 for subsequent event related to the secured line of credit.

Unsecured Term Loans

The Company has an unsecured term loan of $228,000 that bears interest at LIBOR plus a margin of 1.50% to 1.80% based on the Company’s leverage ratio, as defined in the loan agreement.  At December 31, 2012, the outstanding borrowings of $228,000 under the unsecured term loan had a weighted average interest rate of 1.82%.  In 2012, the Company exercised its one-year extension option to extend the maturity date from April 2012 to April 2013. The Company intends to retire this loan at the maturity date.

The Company had an unsecured term loan that bore interest at LIBOR plus a margin ranging from 0.95% to 1.40%, based on the Company's leverage ratio. The loan was obtained in February 2008 for the exclusive purpose of acquiring certain Properties from the Starmount Company or its affiliates. The Company retired the $127,209 unsecured term loan at its maturity in November 2012 with borrowings from its credit facilities.

Letters of Credit

At December 31, 2012, the Company had additional secured and unsecured lines of credit with a total commitment of $14,000 that can only be used for issuing letters of credit. The letters of credit outstanding under these lines of credit totaled $1,475 at December 31, 2012.

 Fixed-Rate Debt

As of December 31, 2012, fixed-rate loans on operating Properties bear interest at stated rates ranging from 4.54% to 8.50%. Outstanding borrowings under fixed-rate loans include net unamortized debt premiums of $12,830 that were recorded when the Company assumed debt to acquire real estate assets that was at a net above-market interest rate compared to similar debt instruments at the date of acquisition. Fixed-rate loans generally provide for monthly payments of principal and/or interest and mature at various dates through July 2022, with a weighted average maturity of 4.90 years.

2012 Activity
In the fourth quarter of 2012, the Company retired a non-recourse loan with a principal balance of $106,895, secured by Monroeville Mall in Monroeville, PA, with borrowings from the Company's credit facilities. The loan was scheduled to mature in January 2013.
During the third quarter of 2012, the Company retired a $44,480 loan, which was secured by a regional mall, with borrowings from the Company's credit facilities. The loan was scheduled to mature in 2012. The Company recorded a gain on extinguishment of debt of $178 related to the early retirement of this debt.
During the second quarter of 2012, the Company closed on five 10-year non-recourse CMBS loans totaling $342,190. The loans bear interest at fixed rates ranging from 4.750% to 5.099% with a total weighted average interest rate of 4.946%. These loans are secured by WestGate Mall in Spartanburg, SC; Southpark Mall in Colonial Heights, VA; Jefferson Mall in Louisville, KY; Fashion Square Mall in Saginaw, MI and Arbor Place in Douglasville, GA. Proceeds were used to pay down the Company's credit facilities and to retire an existing loan with a balance of $30,763 secured by Southpark Mall.
Additionally, during the second quarter of 2012, the Company closed on a $22,000 10-year non-recourse loan with an insurance company at a fixed interest rate of 5.00% secured by CBL Centers I and II in Chattanooga, TN. The new loan was used to pay down the Company's credit facilities, which had been used in April 2012 and February 2012 to retire the balances on the maturing loans on CBL Centers II and I which had principal outstanding balances of $9,078 and $12,818, respectively.
During the first quarter of 2012, the Company closed on a $73,000 10-year non-recourse CMBS loan secured by Northwoods Mall in Charleston, SC, which bears a fixed interest rate of 5.075%. Proceeds were used to reduce outstanding balances on the Company's credit facilities.
Also during the first quarter of 2012, the Company retired 14 operating property loans with an aggregate principal balance of $381,568 that were secured by Arbor Place, The Landing at Arbor Place, Fashion Square, Hickory Hollow Mall, The Courtyard at Hickory Hollow, Jefferson Mall, Massard Crossing, Northwoods Mall, Old Hickory Mall, Pemberton Plaza, Randolph Mall, Regency Mall, WestGate Mall and Willowbrook Plaza with borrowings from its secured credit facilities. See Note 4 related to the sale of Massard Crossing, Hickory Hollow Mall and Willowbrook Plaza in 2012.
In the first quarter of 2012, the lender of the non-recourse mortgage loan secured by Columbia Place in Columbia, SC notified the Company that the loan had been placed in default. Columbia Place generates insufficient income levels to cover the debt service on the mortgage, which had a balance of $27,265 at December 31, 2012, and a contractual maturity date of September 2013. The lender on the loan receives the net operating cash flows of the property each month in lieu of scheduled monthly mortgage payments.
See Note 20 for operating property loan retired subsequent to December 31, 2012.

2011 Activity

During the fourth quarter of 2011, the Company closed on a $140,000 ten-year non-recourse mortgage loan secured by Cross Creek Mall in Fayetteville, NC, which bears a fixed interest rate of 4.54%. The Company also closed on a $60,000 ten-year non-recourse CMBS loan with a fixed interest rate of 5.73% secured by The Outlet Shoppes at Oklahoma City in Oklahoma City, OK. Proceeds were used to retire existing loans with a principal balance of $56,823 and $39,274, respectively, and to pay down the Company's secured credit facilities.

During the third quarter of 2011, the Company closed on two ten-year, non-recourse mortgage loans totaling $128,800, including a $50,800 loan secured by Alamance Crossing in Burlington, NC and a $78,000 loan secured by Asheville Mall in Asheville, NC. The loans bear interest at fixed rates of 5.83% and 5.80%, respectively. Proceeds were used to repay existing loans with principal balances of $51,847 and $61,346, respectively, and to pay down the Company's secured credit facilities.

During the second quarter of 2011, the Company closed on two separate ten-year, non-recourse mortgage loans totaling $277,000, including a $185,000 loan secured by Fayette Mall in Lexington, KY and a $92,000 loan secured by Mid Rivers Mall in St. Charles, MO. The loans bear interest at fixed rates of 5.42% and 5.88%, respectively. Proceeds were used to repay existing loans with principal balances of $84,733 and $74,748, respectively, and to pay down the Company’s secured credit facilities. In addition, the Company retired a loan with a principal balance of $36,317 that was secured by Panama City Mall in Panama City, FL with borrowings from its secured credit facilities.

During the first quarter of 2011, the Company closed on five separate non-recourse mortgage loans totaling $268,905. These loans have ten-year terms and include a $95,000 loan secured by Parkdale Mall and Parkdale Crossing in Beaumont, TX; a $99,400 loan secured by Park Plaza in Little Rock, AR; a $44,100 loan secured by EastGate Mall in Cincinnati, OH; a $19,800 loan secured by Wausau Center in Wausau, WI; and a $10,605 loan secured by Hamilton Crossing in Chattanooga, TN. The loans bear interest at a weighted average fixed rate of 5.64% and are not cross-collateralized. Proceeds were used to pay down the Company's secured credit facilities.

Variable-Rate Debt

Recourse term loans for the Company’s operating Properties bear interest at variable interest rates indexed to the LIBOR rate. At December 31, 2012, interest rates on such recourse loans varied from 1.21% to 3.36%. These loans mature at various dates from February 2013 to December 2016, with a weighted average maturity of 2.87 years, and several have extension options of up to one year.

2012 Activity
During the third quarter of 2012, the Company retired a $77,500 loan, secured by RiverGate Mall in Nashville, TN, with borrowings from the Company's secured credit facilities. The loan was scheduled to mature in September 2012.
During the second quarter of 2012, the Company entered into a 75%/25% joint venture, Atlanta Outlet Shoppes, LLC, with a third party to develop, own and operate The Outlet Shoppes at Atlanta, an outlet center development located in Woodstock, GA. In August 2012, the joint venture closed on a construction loan with a maximum capacity of $69,823 that bears interest at LIBOR plus a margin of 275 basis points. The loan matures in August 2015 and has two one-year extensions available, which are at our option. The Company has guaranteed 100% of this loan.

Also during the second quarter of 2012, the Company closed on the extension and modification of a recourse loan secured by Statesboro Crossing in Statesboro, GA to extend the maturity date to February 2013 and reduce the amount available under the loan from $20,911 to equal the outstanding balance of $13,568. The interest rate remained at one-month LIBOR plus a spread of 1.00%. This loan was retired subsequent to December 31, 2012. See Note 20 for further information.

2011 Activity
During the fourth quarter of 2011, the borrowing amount on a non-recourse loan secured by St. Clair Square in Fairview Heights, IL was increased from $69,375 to $125,000 and extended for a five-year period from December 2011 to December 2016, with a reduction in the interest rate to LIBOR plus 300 basis points. Additionally, the Company closed a $58,000 recourse mortgage loan secured by The Promenade in D'lberville, MS with a three-year initial term and two two-year extensions. The loan bears interest of 75% of LIBOR plus 175 basis points. The Company also closed on the extension of a $3,300 loan secured by Phase II of Hammock Landing in West Melbourne, FL. The loan's maturity date was extended to November 2013 at its existing interest rate of LIBOR plus a margin of 2.00%.

During the first quarter of 2011, the Company closed on four separate loans totaling $120,165. These loans have five-year terms and include a $36,365 loan secured by Stroud Mall in Stroud, PA; a $58,100 loan secured by York Galleria in York, PA; a $12,100 loan secured by Gunbarrel Pointe in Chattanooga, TN; and a $13,600 loan secured by CoolSprings Crossing in Nashville, TN. These four loans have partial-recourse features totaling $7,540 at December 31, 2011, which decreases as the aggregate principal amount outstanding on the loans is amortized. The loans bear interest at LIBOR plus a margin of 2.40% and are not cross-collateralized. Proceeds were used to pay down the Company's secured credit facilities. The Company has interest rate swaps in place for the full term of each five-year loan to effectively fix the interest rates. As a result, these loans bear interest at a weighted average fixed rate of 4.57%. See Interest Rate Hedge Instruments below for additional information.

Construction Loan
In the third quarter of 2012, the Company retired a $2,023 land loan, secured by The Forum at Grandview in Madison, MS, with borrowings from the Company's secured credit facilities. The loan was scheduled to mature in September 2012.

Covenants and Restrictions

The agreements to the unsecured and secured lines of credit contain, among other restrictions, certain financial covenants including the maintenance of certain financial coverage ratios, minimum net worth requirements, minimum unencumbered asset and interest ratios, maximum secured indebtedness ratios and limitations on cash flow distributions.  The Company believes that it was in compliance with all covenants and restrictions at December 31, 2012.

The following presents the Company's compliance with key unsecured debt covenant compliance ratios as of December 31, 2012:

Ratio	Required	Actual
Debt to total asset value	< 60%	52.6%
Ratio of unencumbered asset value to unsecured indebtedness	> 1.60x	3.13x
Ratio of unencumbered NOI to unsecured interest expense	> 1.75x	11.41x
Ratio of EBITDA to fixed charges (debt service)	> 1.50x	2.00x

The agreements to the two $600,000 unsecured credit facilities described above, each with the same lead lender, contain default provisions customary for transactions of this nature (with applicable customary grace periods). Additionally, any default in the payment of any recourse indebtedness greater than or equal to $50,000 or any non-recourse indebtedness greater than $150,000 (for the Company's ownership share) of the Company, the Operating Partnership or any Subsidiary, as defined, will constitute an event of default under the agreements to the credit facilities. The credit facilities also restrict the Company's ability to enter into any transaction that could result in certain changes in its ownership or structure as described under the heading “Change of Control/Change in Management” in the agreements to the credit facilities. The obligations of the Company under the agreement also will be unconditionally guaranteed, jointly and severally, by any subsidiary of the Company to the extent such subsidiary becomes a material subsidiary and is not otherwise an excluded subsidiary, as defined in the agreement.

The agreement to the $228,000 unsecured term loan described above, with the same lead lender as the unsecured credit facilities, contains default and cross-default provisions customary for transactions of this nature (with applicable customary grace periods) in the event (i) there is a default in the payment of any indebtedness owed by the Company to any institution which is a part of the lender group for the unsecured term loan, or (ii) there is any other type of default with respect to any indebtedness owed by the Company to any institution which is a part of the lender group for the unsecured term loan and such lender accelerates the payment of the indebtedness owed to it as a result of such default.  The unsecured term loan agreement provides that, upon the occurrence and continuation of an event of default, payment of all amounts outstanding under the unsecured term loan and those facilities with which the agreement references cross-default provisions may be accelerated and the lenders' commitments may be terminated.  Additionally, any default in the payment of any recourse indebtedness greater than 1% of gross asset value or default in the payment of any non-recourse indebtedness greater than 3% of gross asset value of the Company, the Operating Partnership and Significant Subsidiaries, as defined, regardless of whether the lending institution is a part of the lender group for the unsecured term loan, will constitute an event of default under the agreement to the unsecured term loan.

Several of the Company’s malls/open-air centers, associated centers and community centers, in addition to the corporate office building are owned by special purpose entities that are included in the Company’s consolidated financial statements. The sole business purpose of the special purpose entities is to own and operate these Properties. The real estate and other assets owned by these special purpose entities are restricted under the loan agreements in that they are not available to settle other debts of the Company. However, so long as the loans are not under an event of default, as defined in the loan agreements, the cash flows from these Properties, after payments of debt service, operating expenses and reserves, are available for distribution to the Company.

Scheduled Principal Payments

As of December 31, 2012, the scheduled principal amortization and balloon payments of the Company’s consolidated debt, excluding extensions available at the Company’s option, on all mortgage and other indebtedness, including construction loans and lines of credit, are as follows:

2013	$503,171
2014	714,874
2015	559,012
2016	779,514
2017	552,682
Thereafter	1,623,600
4,732,853
Net unamortized premiums	12,830
$4,745,683

Of the $503,171 of scheduled principal payments in 2013, $202,812 relates to the maturing principal balances of six operating Property loans, $228,000 relates to one unsecured term loan and $72,359 represents scheduled principal amortization. Two maturing operating Property loans with principal balances totaling $26,200 outstanding as of December 31, 2012 have extensions available at the Company’s option, leaving approximately $404,612 of loan maturities in 2013 that the Company intends to retire or refinance.  Subsequent to December 31, 2012, the Company retired two operating Property loans with an aggregate balance of $77,121 as of December 31, 2012.

The Company has extension options available, at its election and subject to continued compliance with the terms of the facilities, related to the maturities of its unsecured and secured credit facilities. The credit facilities may be used to retire loans maturing in 2013 as well as to provide additional flexibility for liquidity purposes.

Interest Rate Hedging Instruments

The Company records its derivative instruments in its consolidated balance sheets at fair value.  The accounting for changes in the fair value of derivatives depends on the intended use of the derivative, whether the derivative has been designated as a hedge and, if so, whether the hedge has met the criteria necessary to apply hedge accounting.
The Company’s objectives in using interest rate derivatives are to add stability to interest expense and to manage its exposure to interest rate movements.  To accomplish these objectives, the Company primarily uses interest rate swaps and caps as part of its interest rate risk management strategy.  Interest rate swaps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty in exchange for the Company making fixed-rate payments over the life of the agreements without exchange of the underlying notional amount.  Interest rate caps designated as cash flow hedges involve the receipt of variable-rate amounts from a counterparty if interest rates rise above the strike rate on the contract in exchange for an up-front premium.

The effective portion of changes in the fair value of derivatives designated as, and that qualify as, cash flow hedges is recorded in accumulated other comprehensive income (loss) (“AOCI/L”) and is subsequently reclassified into earnings in the period that the hedged forecasted transaction affects earnings.  Such derivatives were used to hedge the variable cash flows associated with variable-rate debt.
In the first quarter of 2012, the Company entered into a $125,000 interest rate cap agreement (amortizing to $122,375) to hedge the risk of changes in cash flows on the borrowings of one of its properties equal to the cap notional. The interest rate cap protects the Company from increases in the hedged cash flows attributable to overall changes in 3-month LIBOR above the strike rate of the cap on the debt. The strike rate associated with the interest rate cap is 5.0%. The cap matures in January 2014.
As of December 31, 2012, the Company had the following outstanding interest rate derivatives that were designated as cash flow hedges of interest rate risk:

Interest Rate Derivative	Number of Instruments	Notional Amount
Interest Rate Cap	1	$123,875
Interest Rate Swaps	4	$113,885

The following tables provide further information relating to the Company’s interest rate derivatives that were designated as cash flow hedges of interest rate risk as of December 31, 2012 and 2011:

Instrument Type	Location in Consolidated Balance Sheet	Notional Amount	Designated Benchmark Interest Rate	Strike Rate	Fair Value at 12/31/12	Fair Value at 12/31/11	Maturity Date
Cap	Intangible lease assets and other assets	$ 123,875 (amortizing to $122,375)	3-month LIBOR	5.000%	$—	$—	Jan 2014

Pay fixed/ Receive variable Swap	Accounts payable and accrued liabilities	$ 55,057 (amortizing to $48,337)	1-month LIBOR	2.149%	$(2,775)	$(2,674)	Apr 2016
Pay fixed/ Receive variable Swap	Accounts payable and accrued liabilities	$ 34,469 (amortizing to $30,276)	1-month LIBOR	2.187%	(1,776)	(1,725)	Apr 2016
Pay fixed/ Receive variable Swap	Accounts payable and accrued liabilities	$ 12,887 (amortizing to $11,313)	1-month LIBOR	2.142%	(647)	(622)	Apr 2016
Pay fixed/ Receive variable Swap	Accounts payable and accrued liabilities	$ 11,472 (amortizing to $10,083)	1-month LIBOR	2.236%	(607)	(596)	Apr 2016
					$(5,805)	$(5,617)

Hedging Instrument	Gain (Loss) Recognized in OCI/L (Effective Portion)			Location of Losses Reclassified from AOCI/L into Earnings (Effective Portion)	Loss Recognized in Earnings (Effective Portion)			Location of Gain (Loss) Recognized in Earnings (Ineffective Portion)	Gain Recognized in Earnings (Ineffective Portion)
	2012	2011	2010		2012	2011	2010		2012	2011	2010
Interest rate contracts	$(207)	$(5,521)	$2,742	Interest Expense	$(2,267)	$(1,904)	$(2,883)	Interest Expense	$—	$—	$23

As of December 31, 2012, the Company expects to reclassify approximately $2,219 of losses currently reported in accumulated other comprehensive income to interest expense within the next twelve months due to the amortization of its outstanding interest rate contracts.  Fluctuations in fair values of these derivatives between December 31, 2012 and the respective dates of termination will vary the projected reclassification amount.
See Notes 2 and 15 for additional information regarding the Company’s interest rate hedging instruments.